CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents		¥ 4,684,003	¥ 5,469,077	¥ 1,877,191	$ 290,740	¥ 2,726,712	$ 417,887	¥ 3,651,788
Restricted cash		125,437		376,796	58,358	390,702	$ 59,878	262,730
Total cash, cash equivalents, and restricted cash		4,809,440	5,469,077	¥ 2,253,987	$ 349,098	¥ 3,117,414		¥ 3,914,518	$ 737,079	¥ 3,778,786
Issuance cost	¥ 31,776	31,776
Convertible redeemable preferred shares
Reconciliation to amounts on consolidated balance sheets:
Issuance cost		0	¥ 519
IPO and over-allotment option
Reconciliation to amounts on consolidated balance sheets:
Issuance cost		¥ 31,776